Document and Entity Information	9 Months Ended
Sep. 30, 2024
Cover [Abstract]
Entity Central Index Key	0001607962
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Document Type	S-1/A
Entity Registrant Name	Lifeward Ltd.
Entity Incorporation State or Country Code	L3
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false